INCOME TAXES - Net Change In Deferred Tax Assets And Liabilities (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Opening balance at the beginning of the period January 1	SFr 206.7	SFr 294.7	SFr 351.0
Changes recognized in the consolidated statements of income or loss	(56.6)	(76.2)	(57.0)
Changes recognized in the consolidated statements of comprehensive income or loss	(1.2)	(5.4)	1.8
Changes recognized in the consolidated statements of changes in equity	(7.9)	(8.9)	(1.1)
Change in scope of consolidation / goodwill adjustment	0.0	3.7
Foreign currency effects	1.2	(1.2)
Closing balance at the end of the period December 31	SFr 142.2	SFr 206.7	SFr 294.7